Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MERIDIAN FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MERIDIAN EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MERIDIAN EQUITY INCOME FUND seeks long-term growth of capital along with income as a component of total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year after the date of this prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maximize total return by investing primarily in a diversified portfolio of dividend-paying equity securities of U.S. companies that have the potential for capital appreciation and which the Investment Adviser believes may have the capacity to raise dividends in the future. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth or dividend prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

		Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes shares have higher expenses than the Investor Class shares, which would have resulted in lower performance.

		The table shows how the Fund’s average annual returns compare with those of the Fund’s benchmark, the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year.

		The table shows how the Fund’s average annual returns compare with those of the Fund’s benchmark, the S&P 500® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-446-6662
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meridianfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 3.69% (for the quarter ended December 31, 2015); and the lowest quarterly return was –8.06% (for the quarter ended September 30, 2015).

		For the period January 1, 2016 through September 30, 2016, the total return of the Fund’s Investor Class shares was 8.90%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[1],[2]
Fee Waivers and/or Expense Reimbursements and Recoupment	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 732
3 Years	rr_ExpenseExampleYear03	1,063
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	2,407
1 Year	rr_ExpenseExampleNoRedemptionYear01	732
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,063
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,407
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[1],[2]
Fee Waivers and/or Expense Reimbursements and Recoupment	mefi_FeeWaiverOrReimbursementOverAssetsTwo	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 307
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,198
10 Years	rr_ExpenseExampleYear10	2,597
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,597
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1],[2]
Fee Waivers and/or Expense Reimbursements and Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 142
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,596
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	730
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,596
2014	rr_AnnualReturn2014	5.21%
2015	rr_AnnualReturn2015	(1.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return of the Fund’s
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.06%)
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Life of Class	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.20%	[7]
Life of Class	rr_AverageAnnualReturnSinceInception	2.30%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[7]
Class A, Class C and Investor Class | MERIDIAN EQUITY INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
Life of Class	rr_AverageAnnualReturnSinceInception	14.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013

[1]	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Dividend and Interest Expense on Securities Sold Short.
[2]	Total Annual Fund Operating Expenses does not reflect the shareholder servicing fee which was eliminated effective October 1, 2016. The Financial Highlights table reflects shareholder servicing fees.
[3]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[4]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Equity Income Fund so that the ratio of expenses to average net assets of the Meridian Equity Income Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in this prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
[5]	and Recoupment
[6]	Positive waiver reflects recoupment by the Adviser.
[7]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.